N-4	Oct. 06, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	JNLNY Separate Account I
Entity Central Index Key	0001045032
Entity Investment Company Type	N-4
Document Period End Date	Oct. 06, 2023
Amendment Flag	false
Ongoing Fees and Expenses [Table Text Block]

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	1.68%[3]
3. The minimum fee reflects an annualized percentage of the GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	1.68%
Optional Benefits Footnotes [Text Block]	The minimum fee reflects an annualized percentage of the GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.
Lowest and Highest Annual Cost [Table Text Block]

LOWEST ANNUAL COST: $701	HIGHEST ANNUAL COST: $4,654
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 701
Highest Annual Cost [Dollars]	$ 4,654
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Annual Contract Expenses [Table Text Block]
The current annual charges for the following add-on benefits are:

Add-on Benefit Name	Current Annual Charge	Charge Basis
AutoGuard	0.87%	GWB
Flex GMWB (Single)	Plus: 1.53%	GWB
	Core: 1.23%
	Value: 0.54%
Flex GMWB (Joint)	Plus: 1.68%	GWB
	Core: 1.53%
	Value: 0.84%
Flex Net GMWB (Single)	Core: 1.38%	GWB
	Value: 0.69%
Flex Net GMWB (Joint)	Core: 1.62%	GWB
	Value: 0.96%
MarketGuard Stretch	1.11%	GMWB Charge Base
Return of Premium GMDB	0.20%	GMDB Benefit Base
Highest Anniversary Value GMDB	0.45%	GMDB Benefit Base
Flex DB* NY	With Flex Value: 0.72%	GMWB Death Benefit
	With Flex Core: 0.72%
* Flex DB NY is only available with elections of the Flex GMWB (Single) Value or Core benefit options.

AutoGuard [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.87%
Name of Benefit [Text Block]	AutoGuard
Optional Benefit Expense (of Other Amount), Current [Percent]	0.87%
Benefits Description [Table Text Block]

Add-on Benefit Name	GAWA Percentage
AutoGuard	5.00%

Name of Benefit [Text Block]	AutoGuard
Flex GMWB (Single) [Member]
Prospectus:
Name of Benefit [Text Block]	Flex GMWB (Single)
Benefits Description [Table Text Block]

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		6%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	3.00%	60-64	4.00%	60-64	4.00%
	65-69	4.00%	65-69	5.00%	65-69	5.00%
	70-74	4.55%	70-74	5.60%	70-74	5.60%
	75-79	4.95%	75-79	6.05%	75-79	6.05%
	80-84	5.40%	80-84	6.60%	80-84	6.60%
	85-89	5.95%	85-89	7.30%	85-89	7.30%
	90-94	6.70%	90-94	8.20%	90-94	8.20%
	95+	7.65%	95+	9.35%	95+	9.35%

Name of Benefit [Text Block]	Flex GMWB (Single)
Flex GMWB (Single) - Plus [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.53%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.53%
Flex GMWB (Single) - Core [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.23%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.23%
Flex GMWB (Single) - Value [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.54%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.54%
Flex GMWB (Joint) [Member]
Prospectus:
Name of Benefit [Text Block]	Flex GMWB (Joint)
Benefits Description [Table Text Block]

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		5%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	3.75%
	65-69	4.00%	65-69	4.65%	65-69	4.65%
	70-74	4.30%	70-74	5.00%	70-74	5.00%
	75-79	4.65%	75-79	5.40%	75-79	5.40%
	80-84	5.10%	80-84	5.90%	80-84	5.90%
	85-89	5.65%	85-89	6.50%	85-89	6.50%
	90-94	6.35%	90-94	7.30%	90-94	7.30%
	95+	7.25%	95+	8.35%	95+	8.35%

Name of Benefit [Text Block]	Flex GMWB (Joint)
Flex GMWB (Joint) - Plus [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.68%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.68%
Flex GMWB (Joint) - Core [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.53%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.53%
Flex GMWB (Joint) - Value [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.84%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.84%
Flex Net GMWB (Single) [Member]
Prospectus:
Name of Benefit [Text Block]	Flex Net GMWB (Single)
Benefits Description [Table Text Block]

Flex Net GMWB (Single)
Benefit Option	Value		Core
Bonus	4%		5%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	2.75%	35-59	3.75%
	60-64	3.00%	60-64	4.00%
	65-69	4.00%	65-69	5.00%
	70-74	4.55%	70-74	5.60%
	75-79	4.95%	75-79	6.05%
	80-84	5.40%	80-84	6.60%
	85-89	5.95%	85-89	7.30%
	90-94	6.70%	90-94	8.20%
	95+	7.65%	95+	9.35%

Name of Benefit [Text Block]	Flex Net GMWB (Single)
Flex Net GMWB (Single) - Core [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.38%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.38%
Flex Net GMWB (Single) - Value [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.69%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.69%
Flex Net GMWB (Joint) [Member]
Prospectus:
Name of Benefit [Text Block]	Flex Net GMWB (Joint)
Benefits Description [Table Text Block]

Flex Net GMWB (Joint)
Benefit Option	Value		Core
Bonus	4%		5%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	2.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%
	65-69	4.00%	65-69	4.65%
	70-74	4.30%	70-74	5.00%
	75-79	4.65%	75-79	5.40%
	80-84	5.10%	80-84	5.90%
	85-89	5.65%	85-89	6.50%
	90-94	6.35%	90-94	7.30%
	95+	7.25%	95+	8.35%

Name of Benefit [Text Block]	Flex Net GMWB (Joint)
Flex Net GMWB (Joint) - Core [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.62%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.62%
Flex Net GMWB (Joint) - Value [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.96%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.96%
MarketGuard Stretch [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.11%
Name of Benefit [Text Block]	MarketGuard Stretch
Optional Benefit Expense (of Other Amount), Current [Percent]	1.11%
Benefits Description [Table Text Block]

Add-on Benefit Name	Ages	GAWA Percentage
MarketGuard Stretch	0-54	4.50%
	55-59	5.00%
	60+	5.50%

Name of Benefit [Text Block]	MarketGuard Stretch
Return of Premium GMDB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Name of Benefit [Text Block]	Return of Premium GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Name of Benefit [Text Block]	Return of Premium GMDB
Highest Anniversary Value GMDB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Name of Benefit [Text Block]	Highest Anniversary Value GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Name of Benefit [Text Block]	Highest Anniversary Value GMDB
Flex DB NY [Member]
Prospectus:
Name of Benefit [Text Block]	Flex DB* NY
Name of Benefit [Text Block]	Flex DB* NY
Flex DB NY - Value [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.72%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.72%
Flex DB NY - Core [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.72%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.72%